RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Proceeds from convertible notes	¥ 17,832	$ 2,813
Debt annual interest rate			3.85%	3.85%
Accrued interest expenses on convertible debt | ¥	26,870
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,394		¥ 5,394	$ 785	¥ 4,831
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%					15.00%
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount						$ 835
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount						$ 1,978
Debt annual interest rate	17.00%					17.00%